EMPLOYEE BENEFIT PLANS - Schedule of weighted average assumptions used in determining benefit obligations (Details)	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	5.60%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	0.00%	5.70%
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	4.24%	4.19%